Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000024403 | FR_15101Q207
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024403 | FR_171484108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000024403 | FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000024403 | FR_36831E108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000024403 | FR_14316J108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000024403 | FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000024403 | FR_89055F103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000024403 | FR_918284100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024403 | FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024403 | FR_149568107
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024403 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000024403 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000024403 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000024403 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000024403 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000024403 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000024403 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000024403 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000024403 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000024403 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000024403 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000024403 | AssetExchange-Traded Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000024404 | FR_874038995
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000024404 | FR_629100991
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000024404 | FR_BD1RP61
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000024404 | FR_BNGHNG2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024404 | FR_744353988
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000024404 | FR_139200992
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024404 | FR_423358993
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024404 | FR_563396290
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000024404 | FR_649996998
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024404 | FR_229485990
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000024404 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000024404 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000024404 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000024404 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000024404 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000024404 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000024404 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000024404 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024404 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000024404 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000024404 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000024404 | Japan
Holdings [Line Items]
Percent of Net Asset Value	39.40%
C000024404 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000024404 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000024404 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000024404 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000024404 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000024404 | Finland
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000024404 | United States
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000024404 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000024404 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.60%